Supplementary Financial Information (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Property Plant and Equipment [Line Items]
Total assets in service	$ 19,072	$ 18,238	$ 19,719
Less accumulated depreciation	6,479	6,125	6,758
Net of accumulated depreciation	12,593	12,113	12,961
Construction work in progress	416	335	641
Held for future use	15	15	15
Property, plant and equipment - net	13,024	12,463	$ 13,617
Distribution [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 10,861	$ 10,423
Composite depreciation rate	4.10%	4.10%
Avg. life	24 years 8 months 12 days
Transmission [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 7,209	$ 6,861
Composite depreciation rate	2.80%	2.80%
Avg. life	35 years 6 months
Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 1,002	$ 954
Composite depreciation rate	9.00%	9.00%
Avg. life	11 years 1 month 6 days